CONVERTIBLE SENIOR NOTES (Narrative) (Details)				1 Months Ended	12 Months Ended			13 Months Ended
	Oct. 25, 2018 USD ($)	Dec. 15, 2016 USD ($)	Nov. 04, 2015 USD ($) $ / shares shares	Sep. 24, 2015 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 24, 2016	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 04, 2013 USD ($) $ / shares	Dec. 03, 2013 $ / shares	Sep. 30, 2010 $ / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,000,000		$ 40,000
Interest Expense, Debt					21,174,000	$ 16,153,000	$ 17,001,000
Repayments of Convertible Debt					44,560,000	$ 0	$ 394,300,000
Carlyle Group [Member]
Debt Instrument [Line Items]
Minimum percentage of Company's total outstanding share capital to be owned by related party								1.00%
Percentage interest owned				(72.00%)
Ateefa Limited [Member]
Debt Instrument [Line Items]
Percentage interest owned				(28.00%)
Common Class A [Member]
Debt Instrument [Line Items]
Shares Issued | shares | shares			8,436,581	3,418,803
Proceeds from Issuance of Common Stock			$ 246,770,000	$ 100,000,000
Debt Instrument, Face Amount			$ 200,000,000	$ 100,000,000
Debt Instrument, Maturity Date			Nov. 03, 2022	Sep. 24, 2022
Total net proceeds from issuance of senior convertible notes			$ 446,059,000	$ 199,645,000
Common Stock, Par or Stated Value Per Share | $ / shares									$ 1	$ 1			$ 1.00
November 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 35.83
Repayments of Convertible Debt	$ 38,860,000
November 2022 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	200,000,000
November 2022 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	150,000,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Overallotment Option [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Common Stock					50,000,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Senior Notes Additional [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Common Stock					$ 400,000,000
December 2018 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage					2.00%
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 103.26	$ 9.6839
Convertible senior notes, repurchase price percentage of principal amounts of notes		98.60%
Total net proceeds from issuance of senior convertible notes					$ 390,455,000
Repayments of Convertible Debt		$ 394,300,000
Reclassification of convertible notes					$ 5,700,000
September 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage					1.50%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 35.83
Debt Conversion, Converted Instrument, Shares Issued | shares			27.9086	27.9086
Debt Related Commitment Fees and Debt Issuance Costs					$ 9,545,000
November 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					1.50%
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 35.83
Beneficial conversion feature (BCF) recognized					$ 12,113,000
Debt Instrument, Unamortized Discount					$ 12,113,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 38.00
Debt Related Commitment Fees and Debt Issuance Costs					$ 355,000
November 2022 Notes [Member] | November 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 150,000,000
New November 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					1.50%
Debt Related Commitment Fees and Debt Issuance Costs					$ 711,000
December 2018 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					2.86%
September 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					1.56%
November 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					2.46%
New November 2022 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					0.69%